Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005478
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%	(2.12%)		11.15%
Without Sales Load [Member] | C000159684
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%	(2.00%)		11.29%
Without Sales Load [Member] | C000219323
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%	(1.35%)	11.66%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	3.18%		9.57%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	3.18%		9.57%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	3.18%	16.57%